SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Computation of Antidilutive Securities
The following chart lists the securities that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

	Common Shares as of:
	September 30, 2012	September 30, 2011
Options to purchase common stock	9,223,458	5,197,158
Warrants to purchase common stock	8,339,599	5,345,219
Convertible promissory notes	9,758,700	6,150,880
Convertible preferred stock in AbTech	6,563,943	7,664,193
	33,885,700	24,357,450